united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Ultimus Fund Solutions, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 10/31/21

ITEM 1. REPORTS TO SHAREHOLDERS.

Advised by Redwood Investment Management, LLC

Annual Report

October 31, 2021

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-480-757-4277 www.leadersharesetfs.com

Dear Shareholder,

LeaderShares® Activist Leaders® ETF (ACTV)*: +58.60%

*	From November 1, 2020 through October 31, 2021

Source: Bloomberg

During the LeaderShares® Activist Leaders® ETF’s (the “Fund”) fiscal year the global economy began to stabilize as recovery from the spread of Covid-19 became more widespread. The US economy led the global recovery with US equities achieving multiple new highs.

The Fund posted a return of 58.60% (Source: Ultimus) during the period as compared to 42.91% for the S&P 500. During the period, the Fund was invested in a portfolio of stocks based on its quantitative selection methodology. The Fund is an active fund and does not track an index. The Fund’s concentrated exposure in companies benefitting from shareholder activism and the global economic recovery seemed to drive the outperformance against the S&P 500 Index, which returned 42.91% (Source: Ultimus) for the reporting period. Generally, however, systematic correlation to the overall U.S. equity market was as expected on both down and up trends. The Fund will continue to implement its disciplined quantitative stock selection process.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict

Dear Shareholder,

LeaderShares® AlphaFactor® Tactical Focused ETF (LSAT)* +46.20%

*	From November 1, 2020 through October 31, 2021

Source: Bloomberg

During the LeaderShares® AlphaFactor® Tactical Focused ETF’s (the “Fund”) fiscal year the global economy began to stabilize as recovery from the spread of Covid-19 became more widespread. The US economy led the global recovery with US equities achieving multiple new highs.

The Fund posted a return of 46.20% (Source: Ultimus) during the period as compared to 42.91% for the S&P 500. During the period, the Fund was invested in a portfolio of stocks based on its quantitative selection methodology. The Fund is an active fund and does not track an index. The Fund’s concentrated exposure in companies benefitting from the global economic recovery seemed to drive the outperformance against the S&P 500 Index, which returned 42.91% (Source: Ultimus) for the reporting period. Generally, however, systematic correlation to the overall U.S. equity market was as expected on both down and up trends. The Fund will continue to implement its disciplined quantitative stock selection process.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict

Dear Shareholder,

LeaderShares® AlphaFactor® US Core Equity ETF (LSAF): +36.84%*

*	From November 1, 2020 through October 31, 2021. Source: Ultimus Fund Solutions.

During the LeaderShares® AlphaFactor® US Core Equity ETF’s (the “Fund”) fiscal year the global economy began to stabilize as recovery from the spread of Covid-19 became more widespread. The US economy led the global recovery with US equities achieving multiple new highs.

The Fund posted a return of +36.84% (Source: Ultimus) for the year ended October 31, 2021, as compared to the +38.37% return of its benchmark AlphaFactor® US Core Equity Index (Source: Ultimus). During the period, the Fund was invested in a portfolio of stocks based on its quantitative selection methodology. The Fund’s under-exposure to quantitative factors such as growth and size, both categories which continued to lead the recovery post Q1 2020 market correction and had a large attribution within the S&P 500 Index, drove some of the Fund’s equity underperformance against the S&P 500 Index, which returned 42.91% (Source: Ultimus) for the reporting period. Generally, however, systematic correlation to the overall U.S. equity market was as expected on both down and up trends. The Fund will continue to implement its disciplined quantitative stock selection process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk -return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	The AlphaFactor® US Core Equity Index utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process focused on the largest 1,000 U.S. common stocks based on market capitalization. The methodology selects stocks based on a number of characteristics that include, net share count reduction, cash flow growth, dividend yield, volatility, and debt/asset ratios.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

LeaderShares® Equity Skew ETF (SQEW): 40.17%*

*	From November 1, 2020 through October 31, 2021. Source: Ultimus.

During the LeaderShares® Equity Skew ETF’s (the “Fund”) fiscal year the global economy began to stabilize as recovery from the spread of Covid-19 became more widespread. The US economy led the global recovery with US equities achieving multiple new highs.

The Fund posted a return of 40.17% (Source: Ultimus) during the period as compared to 41.20% for the S&P 500. During the period, the Fund was invested in a portfolio of stocks based on its quantitative selection methodology. The Fund is an active fund and does not track an index, however the Fund’s under-exposure to factors such as growth and size, both categories which led the recovery post market bottom in early 2020, seemed to drive a slight equity underperformance against the S&P 500 Index, which returned 42.91% (Source: Ultimus) for the reporting period. Generally, however, systematic correlation to the overall U.S. equity market was as expected on both down and up trends. The Fund will continue to implement its disciplined quantitative stock selection process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk -return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

LeaderShares® Dynamic Yield ETF (DYLD)*: +0.88%

*	From June, 28 2021 through October 31, 2021

Source: Bloomberg

The LeaderShares® Dynamic Yield ETF (the “Fund”) is a new fund launched at the end of June 2021. From inception through the end of the Fund’s fiscal year, it returned +0.88% versus 0.16% return of its benchmark the Bloomberg US Aggregate Bond Index.

During this short period, the Fund benefitted from active management of a portfolio of high yield corporate bonds as well as US treasuries.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is a broadbased benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict

5034-NLD-1/7/2022

LeaderShares® Activist Leaders® ETF
PORTFOLIO REVIEW
October 31, 2021 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2021, compared to its benchmark:

	One Year	Since Inception(a)
LeaderShares® Activist Leaders® ETF - NAV	58.60%	53.20%
LeaderShares® Activist Leaders® ETF - Market Price	58.58%	53.24%
S&P 500 Index (b)	42.91%	36.85%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2021 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 26, 2020

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS
October 31, 2021

Percent of
Top 10 Industries	Net Assets
Technology Services	12.1%
Oil & Gas Producers	9.1%
Biotech & Pharma	9.0%
Software	9.0%
Health Care Facilities & Services	6.1%
Asset Management	6.1%
Leisure Facilities & Services	6.0%
Chemicals	6.0%
Food	6.0%
Technology Hardware	6.0%
Other/Cash and Equivalents	24.6%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® AlphaFactor® Tactical Focused ETF
PORTFOLIO REVIEW
October 31, 2021 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2021, compared to its benchmark:

	One Year	Since Inception(a)
LeaderShares® AlphaFactor® Tactical Focused ETF - NAV	46.20%	40.23%
LeaderShares® AlphaFactor® Tactical Focused ETF - Market Price	46.22%	40.30%
S&P 500 Index (b)	42.91%	36.85%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.99% per the March 1, 2021 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 26, 2020

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS October 31, 2021

Percent of
Top 10 Industries	Net Assets
Inurance	16.4%
Retail - Consumer Staples	9.7%
Technology Hardware	9.7%
Institutional Financial Services	7.1%
Commercial Support Services	6.5%
Office REIT	6.4%
Cable & Satellite	5.8%
Apparel & Textile Products	3.7%
Asset Management	3.7%
Automotive	3.5%
Other/Cash and Equivalents	27.5%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Leadershares® AlphaFactor® US Core Equity ETF
PORTFOLIO REVIEW
October 31, 2021 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2021, compared to its benchmarks:

	One Year	Three Year	Since Inception(a)
LeaderShares® AlphaFactor® US Core Equity ETF - NAV	36.84%	14.54%	10.85%
LeaderShares® AlphaFactor® US Core Equity ETF - Market Price	37.09%	14.61%	10.91%
S&P 500 Index (b)	42.91%	21.48%	17.96%
AlphaFactor® US Core Equity Index (c)	38.37%	15.72%	11.96%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/1/2018) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2021 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 1, 2018

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The AlphaFactor® US Core Equity Index, the Fund advisor’s proprietary index, utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of the top 1,000 market capitalizations may be considered large or mid-cap companies. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS October 31, 2021

Percent of
Top 10 Industries	Net Assets
Retail - Discretionary	10.8%
Insurance	9.8%
Banking	6.0%
Health Care Facilities & Services	5.7%
Specialty Finance	4.5%
Instutional Financial Services	4.2%
Technology Hardware	4.0%
Chemicals	3.9%
Semiconductors	3.9%
Medical Equipment & Devices	3.8%
Other/Cash and Equivalents	43.4%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® Equity Skew ETF
PORTFOLIO REVIEW
October 31, 2021 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2021, compared to its benchmarks:

	One Year	Since Inception(a)
LeaderShares® Equity Skew ETF - NAV	40.17%	35.99%
LeaderShares® Equity Skew ETF - Market Price	41.63%	36.19%
S&P 500 Index (b)	42.91%	38.02%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (5/11/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2021 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading May 11, 2020

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS October 31, 2021

Percent of
Top 10 Industries	Net Assets
Exchange Traded Funds	71.1%
Banking	3.2%
Biotech & Pharma	2.2%
Insurance	1.8%
Oil & Gas Producers	1.7%
Health Care Facilities & Services	1.4%
Medical Equipment & Devices	1.1%
Electric Utilities	1.1%
Institutional Financial Services	1.1%
Semiconductors	1.1%
Other/Cash and Equivalents	14.2%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® Dynamic Yield ETF
PORTFOLIO REVIEW
October 31, 2021 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2021, compared to its benchmarks:

Since Inception(a)
LeaderShares® Dynamic Yield ETF - NAV	0.88%
LeaderShares® Dynamic Yield ETF - Market Price	1.08%
Bloomberg Barclays US Aggregate Bond Index	0.16%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (6/28/2021) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the June 22, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading June 28, 2021.

(b)	The Bloomberg Barclays U.S. Aggregate Bond Index is a broadbased benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgagebacked securities, asset-backed securities and collateralised mortgage-backed securities.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS October 31, 2021

Percent of
Top 10 Industries	Net Assets
U.S. Government & Agencies	28.4%
Telecommunications	10.3%
Banking	7.7%
Health Care Facilities & Services	6.1%
Oil & Gas Producers	6.0%
Biotech & Pharma	4.1%
Cable Satellite	4.0%
Food	3.8%
Transportation & Logistics	3.0%
Aerospace & Defense	2.7%
Other/Cash and Equivalents	23.9%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LEADERSHARES® ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3%
	ASSET MANAGEMENT - 6.1%
90,282	Invesco Ltd.	$2,294,066
50,351	Janus Henderson Group PLC	2,341,321
		4,635,387
	BIOTECH & PHARMA - 9.0%
83,082	Bausch Health Companies, Inc.(a)	2,332,942
132,306	Innoviva, Inc.(a)	2,308,740
182,533	Ironwood Pharmaceuticals, Inc.(a)	2,330,946
		6,972,628
	CHEMICALS - 6.0%
102,884	GCP Applied Technologies, Inc.(a)	2,326,207
70,681	Huntsman Corporation	2,302,787
		4,628,994
	ENGINEERING & CONSTRUCTION - 3.0%
33,743	AECOM(a)	2,307,009

	FOOD - 6.0%
51,568	Hain Celestial Group, Inc.(a)	2,313,856
64,033	TreeHouse Foods, Inc.(a)	2,314,153
		4,628,009
	HEALTH CARE FACILITIES & SERVICES -6.1%
24,475	Magellan Health, Inc.(a)	2,320,964
86,637	Mednax, Inc.(a)	2,359,126
		4,680,090
	HOME & OFFICE PRODUCTS - 3.0%
100,204	Newell Brands, Inc.	2,293,670

	INSURANCE - 2.9%
51,170	eHealth, Inc.(a)	2,269,390

	LEISURE FACILITIES & SERVICES - 6.0%
18,757	Papa John’s International, Inc.	2,327,368
41,012	Restaurant Brands International, Inc.	2,322,920
		4,650,288

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MACHINERY -3.0%
98,012	Welbilt, Inc.(a)	$2,318,964

	OIL & GAS PRODUCERS - 9.1%
22,352	Cheniere Energy, Inc.	2,311,197
121,752	Delek US Holdings, Inc.(a)	2,368,076
69,209	Occidental Petroleum Corporation	2,320,578
		6,999,851
	REAL ESTATE OWNERS & DEVELOPERS - 3.0%
26,326	Howard Hughes Corporation(a)	2,293,784

	SOFTWARE - 9.0%
74,991	ACI Worldwide, Inc.(a)	2,300,724
37,478	CommVault Systems, Inc.(a)	2,304,897
78,549	Evolent Health, Inc., Class A(a)	2,299,129
		6,904,750
	SPECIALTY FINANCE - 3.0%
126,217	SLM Corporation	2,316,082

	TECHNOLOGY HARDWARE - 6.0%
25,931	Seagate Technology Holdings PLC	2,309,674
129,280	Xerox Holdings Corporation	2,301,184
		4,610,858
	TECHNOLOGY SERVICES - 12.1%
344,170	Conduent, Inc.(a)	2,323,148
54,747	Green Dot Corporation, Class A(a)	2,319,083
24,633	Insight Enterprises, Inc.(a)	2,332,745
114,497	Nielsen Holdings PLC	2,318,564
		9,293,540
	TRANSPORTATION EQUIPMENT - 3.0%
81,914	Trinity Industries, Inc.	2,297,688

	WHOLESALE - DISCRETIONARY - 3.0%
41,811	LKQ Corporation(a)	2,302,950

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $71,526,986)	$76,403,932

	TOTAL INVESTMENTS - 99.3% (Cost $71,526,986)	$76,403,932
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	557,215
	NET ASSETS - 100.0%	$76,961,147

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

Diversification of Assets
Country	% of Net Assets
United States	81.4%
Canada	6.0%
Jersey	3.0%
United Kingdom	3.0%
Ireland	3.0%
Bermuda	2.9%
Other Assets in excess of liabilities	0.7%
Grand Total	100.0%

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9%
	AEROSPACE & DEFENSE - 3.4%
18,646	L3Harris Technologies, Inc.	$4,298,649

	APPAREL & TEXTILE PRODUCTS - 3.7%
28,542	NIKE, Inc., Class B	4,774,791

	ASSET MANAGEMENT - 3.7%
15,541	Ameriprise Financial, Inc.	4,695,402

	AUTOMOTIVE - 3.5%
125,085	Gentex Corporation	4,426,758

	BIOTECH & PHARMA - 3.1%
19,335	Amgen, Inc.	4,001,765

	CABLE & SATELLITE - 5.8%
198,322	Altice USA, Inc., Class A(a)	3,232,649
676,562	Sirius XM Holdings, Inc.	4,120,262
		7,352,911
	COMMERCIAL SUPPORT SERVICES - 6.5%
164,817	H&R Block, Inc.	3,802,328
40,781	Robert Half International, Inc.	4,611,107
		8,413,435
	ELECTRICAL EQUIPMENT - 3.5%
24,987	Keysight Technologies, Inc.(a)	4,498,160

	HOUSEHOLD PRODUCTS - 3.2%
102,106	Nu Skin Enterprises, Inc., Class A	4,099,556

	INSTITUTIONAL FINANCIAL SERVICES - 7.1%
110,667	Jefferies Financial Group, Inc.	4,758,682
69,279	SEI Investments Company	4,367,348
		9,126,030
	INSURANCE - 16.4%
79,190	Aflac, Inc.	4,250,127

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	INSURANCE -16.4% (Continued)
32,331	Allstate Corporation	$3,998,375
32,809	American Financial Group, Inc.	4,463,337
15,070	Berkshire Hathaway, Inc., Class B(a)	4,325,241
31,680	Hanover Insurance Group, Inc.	3,991,680
		21,028,760
	INTERNET MEDIA & SERVICES - 3.5%
20,221	VeriSign, Inc.(a)	4,502,610

	MORTGAGE FINANCE - 3.2%
261,467	AGNC Investment Corporation	4,162,555

	OFFICE REIT - 6.4%
305,595	Brandywine Realty Trust	4,049,134
57,926	SL Green Realty Corporation	4,058,874
		8,108,008
	RETAIL - CONSUMER STAPLES - 9.7%
131,677	Albertsons Companies, Inc.	4,075,403
19,450	Dollar General Corporation	4,308,564
102,103	Kroger Company	4,086,162
		12,470,129
	SEMICONDUCTORS - 3.0%
77,536	Intel Corporation	3,799,264

	SOFTWARE - 3.5%
47,306	Oracle Corporation	4,538,538

	TECHNOLOGY HARDWARE - 9.7%
36,611	Arrow Electronics, Inc.(a)	4,237,723
150,909	HP, Inc.	4,577,070
202,821	Xerox Holdings Corporation	3,610,214
		12,425,007

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $117,735,829)	$126,722,328

	TOTAL INVESTMENTS - 98.9% (Cost $117,735,829)	$126,722,328
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	1,421,692
	NET ASSETS - 100.0%	$128,144,020

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5%
	AEROSPACE & DEFENSE - 1.9%
36,776	Howmet Aerospace, Inc.	$1,091,879
16,434	Textron, Inc.	1,213,651
		2,305,530
	APPAREL & TEXTILE PRODUCTS - 1.0%
3,201	Deckers Outdoor Corporation(a)	1,265,387

	ASSET MANAGEMENT - 1.1%
4,355	Ameriprise Financial, Inc.	1,315,776

	BANKING - 6.0%
27,238	Bank of America Corporation	1,301,432
14,237	Comerica, Inc.	1,211,426
7,079	JPMorgan Chase & Company	1,202,651
53,115	KeyCorporation	1,235,986
14,922	Popular, Inc.	1,215,248
19,408	US Bancorp	1,171,661
		7,338,404
	CABLE & SATELLITE - 1.8%
1,589	Charter Communications, Inc., Class A(a)	1,072,400
6,690	Liberty Broadband Corporation -Series C (a)	1,086,791
		2,159,191
	CHEMICALS - 3.9%
7,622	Celanese Corporation	1,231,029
27,368	Corteva, Inc.	1,180,929
53,035	Element Solutions, Inc.	1,204,425
4,115	Sherwin-Williams Company	1,302,850
		4,919,233
	COMMERCIAL SUPPORT SERVICES - 2.8%
46,173	H&R Block, Inc.	1,065,211
10,694	ManpowerGroup, Inc.	1,033,575
11,412	Robert Half International, Inc.	1,290,355
		3,389,141
	CONSTRUCTION MATERIALS - 2.1%
5,831	Carlisle Companies, Inc.	1,299,846

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	CONSTRUCTION MATERIALS - 2.1% (Continued)
13,365	Owens Corning	$1,248,425
		2,548,271
	CONSUMER SERVICES - 1.1%
19,094	Service Corp International	1,307,748

	CONTAINERS & PACKAGING - 2.0%
11,404	Crown Holdings, Inc.	1,185,902
20,979	Sealed Air Corporation	1,244,474
		2,430,376
	E-COMMERCE DISCRETIONARY - 1.0%
16,524	eBay, Inc.	1,267,721

	ELECTRICAL EQUIPMENT - 2.1%
6,637	Acuity Brands, Inc.	1,363,439
7,009	Keysight Technologies, Inc.(a)	1,261,760
		2,625,199
	ENGINEERING & CONSTRUCTION - 1.0%
18,210	AECOM(a)	1,245,018

	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
18,617	Louisiana-Pacific Corporation	1,097,100

	HEALTH CARE FACILITIES & SERVICES - 5.7%
9,876	DaVita, Inc.(a)	1,019,598
4,727	HCA Healthcare, Inc.	1,183,924
4,068	Laboratory Corp of America Holdings(a)	1,167,597
5,755	McKesson Corporation	1,196,349
4,229	Molina Healthcare, Inc.(a)	1,250,601
7,916	Quest Diagnostics, Inc.	1,161,910
		6,979,979
	HOME & OFFICE PRODUCTS - 0.9%
24,581	Tempur Sealy International, Inc.	1,093,117

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	HOME CONSTRUCTION - 1.9%
6,481	Mohawk Industries, Inc.(a)	$1,148,498
20,698	Toll Brothers, Inc.	1,245,399
		2,393,897
	INSTITUTIONAL FINANCIAL SERVICES - 4.2%
22,172	Bank of New York Mellon Corporation (The)	1,312,582
8,619	Evercore, Inc., Class A	1,308,709
3,060	Goldman Sachs Group, Inc.	1,264,851
13,596	State Street Corporation	1,339,886
		5,226,028
	INSURANCE - 9.8%
22,197	Aflac, Inc.	1,191,313
9,060	Allstate Corporation (The)	1,120,450
9,188	American Financial Group, Inc.	1,249,936
4,218	Berkshire Hathaway, Inc., Class B(a)	1,210,608
38,807	Equitable Holdings, Inc.	1,300,034
16,421	Hartford Financial Services Group, Inc. (The)	1,197,584
16,757	Lincoln National Corporation	1,209,018
21,425	Loews Corporation	1,201,300
18,741	MetLife, Inc.	1,176,935
11,029	Prudential Financial, Inc.	1,213,741
		12,070,919
	INTERNET MEDIA & SERVICES - 1.9%
431	Alphabet, Inc., Class A(a)	1,276,156
3,401	Meta Platforms, Inc., Class A(a)	1,100,462
		2,376,618
	LEISURE FACILITIES & SERVICES - 1.0%
2,425	Domino’s Pizza, Inc.	1,185,752

	MACHINERY - 0.9%
11,793	Toro Company	1,125,878

	MEDICAL EQUIPMENT & DEVICES - 3.8%
7,706	Hill-Rom Holdings, Inc.	1,193,659
15,606	Hologic, Inc.(a)	1,144,076

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.8% (Continued)
828	Mettler-Toledo International, Inc.(a)	$1,226,169
3,196	Waters Corporation(a)	1,174,690
		4,738,594
	PUBLISHING & BROADCASTING - 0.9%
7,560	Nexstar Media Group, Inc., Class A	1,133,471

	RESIDENTIAL REIT - 1.0%
30,155	American Homes 4 Rent, Class A	1,224,293

	RETAIL - CONSUMER STAPLES - 3.0%
5,448	Dollar General Corporation	1,206,841
28,566	Kroger Company	1,143,211
5,045	Target Corporation	1,309,783
		3,659,835
	RETAIL - DISCRETIONARY - 10.8%
5,496	Advance Auto Parts, Inc.	1,239,458
9,396	AutoNation, Inc.(a)	1,138,044
676	AutoZone, Inc.(a)	1,206,552
18,115	Bath & Body Works, Inc.	1,251,565
9,482	Dick’s Sporting Goods, Inc.	1,177,759
24,283	Kohl’s Corporation	1,178,454
5,685	Lowe’s Companies, Inc.	1,329,266
1,884	O’Reilly Automotive, Inc.(a)	1,172,451
5,675	Tractor Supply Company	1,232,440
3,174	Ulta Beauty, Inc.(a)	1,166,001
6,446	Williams-Sonoma, Inc.	1,197,216
		13,289,206
	SEMICONDUCTORS - 3.9%
8,966	Applied Materials, Inc.	1,225,204
14,045	Cirrus Logic, Inc.(a)	1,134,976
3,432	KLA Corporation	1,279,312
6,851	Qorvo, Inc.(a)	1,152,544
		4,792,036

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SOFTWARE - 2.0%
39,665	Dropbox, Inc., Class A(a)	$1,209,386
13,231	Oracle Corporation	1,269,382
		2,478,768
	SPECIALTY FINANCE - 4.5%
22,526	Ally Financial, Inc.	1,075,391
7,087	Capital One Financial Corporation	1,070,350
9,356	Discover Financial Services	1,060,222
66,559	SLM Corporation	1,221,357
23,504	Synchrony Financial	1,091,761
		5,519,081
	STEEL - 2.1%
11,651	Nucor Corporation	1,300,835
19,568	Steel Dynamics, Inc.	1,293,053
		2,593,888
	TECHNOLOGY HARDWARE - 4.0%
8,157	Apple, Inc.	1,221,919
10,258	Arrow Electronics, Inc.(a)	1,187,364
42,397	HP, Inc.	1,285,901
19,768	Jabil, Inc.	1,185,289
		4,880,473
	TECHNOLOGY SERVICES - 2.1%
3,816	Gartner, Inc.(a)	1,266,569
3,250	Moody’s Corporation	1,313,487
		2,580,056
	TRANSPORTATION & LOGISTICS - 3.4%
38,838	CSX Corporation	1,404,770
4,799	Norfolk Southern Corporation	1,406,347
3,996	Old Dominion Freight Line, Inc.	1,364,035
		4,175,152
	TRANSPORTATION EQUIPMENT - 1.0%
5,093	Cummins, Inc.	1,221,505

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	WHOLESALE - DISCRETIONARY - 1.0%
22,935	LKQ Corporation(a)	$1,263,260

	TOTAL COMMON STOCKS (Cost $115,361,492)	121,215,901

	TOTAL INVESTMENTS - 98.5% (Cost $115,361,492)	$121,215,901
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	1,877,187
	NET ASSETS - 100.0%	$123,093,088

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 28.0%
	AEROSPACE & DEFENSE - 0.8%
1,242	Boeing Company(a)	$257,131
514	General Dynamics Corporation	104,214
297	Lockheed Martin Corporation	98,699
327	Northrop Grumman Corporation	116,811
3,445	Raytheon Technologies Corporation	306,122
		882,977
	APPAREL & TEXTILE PRODUCTS - 0.2%
1,067	NIKE, Inc., Class B	178,498

	ASSET MANAGEMENT - 0.4%
260	Ameriprise Financial, Inc.	78,554
93	BlackRock, Inc.	87,742
3,504	Charles Schwab Corporation	287,433
		453,729
	AUTOMOTIVE - 0.3%
8,616	Ford Motor Company(a)	147,161
3,249	General Motors Company(a)	176,843
		324,004
	BANKING - 3.2%
16,584	Bank of America Corporation	792,384
4,636	Citigroup, Inc.	320,626
6,738	JPMorgan Chase & Company	1,144,719
948	PNC Financial Services Group, Inc.	200,056
2,958	Truist Financial Corporation	187,744
3,052	US Bancorp	184,249
9,570	Wells Fargo & Company	489,601
		3,319,379
	BEVERAGES - 0.7%
5,851	Coca-Cola Company	329,822
383	Constellation Brands, Inc., Class A	83,038
1,854	PepsiCo, Inc.	299,606
		712,466
	BIOTECH & PHARMA - 2.2%
1,024	AbbVie, Inc.	117,422

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 28.0% (Continued)
	BIOTECH & PHARMA - 2.2% (Continued)
637	Amgen, Inc.	$131,840
2,433	Bristol-Myers Squibb Company	142,087
697	Eli Lilly & Company	177,568
2,867	Gilead Sciences, Inc.	186,011
3,622	Johnson & Johnson	589,951
2,914	Merck & Company, Inc.	256,578
369	Moderna, Inc.(a)	127,382
12,861	Pfizer, Inc.	562,540
		2,291,379
	CABLE & SATELLITE - 0.3%
5,834	Comcast Corporation, Class A	300,043

	CHEMICALS - 0.4%
270	Air Products and Chemicals, Inc.	80,949
1,677	Corteva, Inc.	72,363
1,179	DuPont de Nemours, Inc.	82,058
317	Ecolab, Inc.	70,444
559	International Flavors & Fragrances, Inc.	82,425
546	PPG Industries, Inc.	87,670
		475,909
	COMMERCIAL SUPPORT SERVICES - 0.1%
545	Waste Management, Inc.	87,325

	DATA CENTER REIT - 0.2%
663	Digital Realty Trust, Inc.	104,628
83	Equinix, Inc.	69,477
		174,105
	DIVERSIFIED INDUSTRIALS - 1.0%
1,337	3M Company	238,895
827	Emerson Electric Company	80,227
2,485	General Electric Company	260,603
1,610	Honeywell International, Inc.	351,979
375	Illinois Tool Works, Inc.	85,451
		1,017,155

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 28.0% (Continued)
	ELECTRIC UTILITIES - 1.1%
1,140	American Electric Power Company, Inc.	$96,569
1,852	Dominion Energy, Inc.	140,622
1,747	Duke Energy Corporation	178,211
2,258	Exelon Corporation	120,103
2,593	NextEra Energy, Inc.	221,261
1,129	Public Service Enterprise Group, Inc.	72,030
725	Sempra Energy	92,532
2,428	Southern Company	151,313
1,240	Xcel Energy, Inc.	80,092
		1,152,733
	ENTERTAINMENT CONTENT - 0.7%
4,248	Walt Disney Company(a)	718,209

	FOOD - 0.3%
1,385	General Mills, Inc.	85,593
3,265	Mondelez International, Inc., Class A	198,316
		283,909
	HEALTH CARE FACILITIES & SERVICES - 1.4%
554	Anthem, Inc.	241,062
1,326	Centene Corporation(a)	94,464
772	Cigna Corporation	164,907
2,953	CVS Health Corporation	263,644
582	HCA Healthcare, Inc.	145,768
353	McKesson Corporation	73,382
1,060	UnitedHealth Group, Inc.	488,098
		1,471,325
	HEALTH CARE REIT - 0.1%
944	Welltower, Inc.	75,898

	HOUSEHOLD PRODUCTS - 0.5%
927	Colgate-Palmolive Company	70,628
244	Estee Lauder Companies, Inc., Class A	79,137
2,916	Procter & Gamble Company	416,958
		566,723

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 28.0% (Continued)
	INDUSTRIAL REIT - 0.2%
1,692	Prologis, Inc.	$245,272

	INFRASTRUCTURE REIT - 0.2%
528	American Tower Corporation	148,880
405	Crown Castle International Corporation	73,022
		221,902
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
1,767	Bank of New York Mellon Corporation	104,606
824	CME Group, Inc.	181,733
781	Goldman Sachs Group, Inc.	322,826
604	Intercontinental Exchange, Inc.	83,630
3,476	Morgan Stanley	357,264
775	State Street Corporation	76,376
		1,126,435
	INSURANCE - 1.8%
1,404	Aflac, Inc.	75,353
682	Allstate Corporation	84,343
1,915	American International Group, Inc.	113,157
4,243	Berkshire Hathaway, Inc., Class B(a)	1,217,783
610	Marsh & McLennan Companies, Inc.	101,748
1,632	MetLife, Inc.	102,490
859	Prudential Financial, Inc.	94,533
581	Travelers Companies, Inc.	93,471
		1,882,878
	INTERNET MEDIA & SERVICES - 0.1%
56	Booking Holdings, Inc.(a)	135,564

	LEISURE FACILITIES & SERVICES - 0.5%
633	Marriott International, Inc., Class A(a)	101,293
1,035	McDonald’s Corporation	254,144
1,156	Starbucks Corporation	122,617
		478,054
	MACHINERY - 0.2%
662	Caterpillar, Inc.	135,055

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 28.0% (Continued)
	MACHINERY - 0.2% (Continued)
380	Stanley Black & Decker, Inc.	$68,297
		203,352
	MEDICAL EQUIPMENT & DEVICES - 1.1%
1,719	Abbott Laboratories	221,562
1,135	Baxter International, Inc.	89,620
659	Becton Dickinson and Company	157,890
3,279	Boston Scientific Corporation(a)	141,423
484	Danaher Corporation	150,897
631	Edwards Lifesciences Corporation(a)	75,606
171	Illumina, Inc.(a)	70,975
237	Intuitive Surgical, Inc.(a)	85,588
399	Stryker Corporation	106,162
482	Zimmer Biomet Holdings, Inc.	68,984
		1,168,707
	OIL & GAS PRODUCERS - 1.7%
4,313	Chevron Corporation	493,795
2,883	ConocoPhillips	214,755
1,279	EOG Resources, Inc.	118,256
9,331	Exxon Mobil Corporation	601,570
4,328	Kinder Morgan, Inc.	72,494
1,440	Marathon Petroleum Corporation	94,939
962	Phillips 66	71,938
495	Pioneer Natural Resources Company	92,555
2,674	Williams Companies, Inc. (The)	75,113
		1,835,415
	REAL ESTATE SERVICES - 0.1%
747	CBRE Group, Inc., Class A(a)	77,748

	RESIDENTIAL REIT - 0.1%
315	AvalonBay Communities, Inc.	74,554

	RETAIL - CONSUMER STAPLES - 0.8%
487	Costco Wholesale Corporation	239,380
396	Target Corporation	102,810

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 28.0% (Continued)
	RETAIL - CONSUMER STAPLES - 0.8% (Continued)
1,654	Walgreens Boots Alliance, Inc.	$77,771
3,317	Walmart, Inc.	495,626
		915,587
	RETAIL - DISCRETIONARY - 0.5%
689	Home Depot, Inc.	256,129
472	Lowe’s Companies, Inc.	110,363
855	Ross Stores, Inc.	96,786
2,912	TJX Companies, Inc.	190,707
		653,985
	RETAIL REIT - 0.1%
755	Simon Property Group, Inc.	110,668

	SEMICONDUCTORS - 1.1%
732	Analog Devices, Inc.	126,995
303	Broadcom, Inc.	161,096
9,327	Intel Corporation	457,023
2,631	Micron Technology, Inc.	181,802
1,023	Texas Instruments, Inc.	191,792
		1,118,708
	SOFTWARE - 0.2%
1,717	Oracle Corporation	164,729

	SPECIALTY FINANCE - 0.5%
1,512	American Express Company	262,755
1,029	Capital One Financial Corporation	155,410
711	Discover Financial Services	80,571
		498,736
	STEEL - 0.1%
675	Nucor Corporation	75,364

	TECHNOLOGY HARDWARE - 0.6%
9,928	Cisco Systems, Inc.	555,670
2,760	HP, Inc.	83,711
		639,381

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 28.0% (Continued)
	TECHNOLOGY SERVICES - 1.0%
504	Automatic Data Processing, Inc.	$113,143
1,396	Fidelity National Information Services, Inc.	154,593
672	Global Payments, Inc.	96,089
1,994	International Business Machines Corporation	249,449
643	Mastercard, Inc., Class A	215,739
1,574	Visa, Inc., Class A	333,327
		1,162,340
	TELECOMMUNICATIONS - 0.9%
16,212	AT&T, Inc.	409,515
9,436	Verizon Communications, Inc.	500,013
		909,528
	TOBACCO & CANNABIS - 0.5%
4,405	Altria Group, Inc.	194,305
3,760	Philip Morris International, Inc.	355,470
		549,775
	TRANSPORTATION & LOGISTICS - 0.5%
2,525	CSX Corporation	91,329
307	Norfolk Southern Corporation	89,966
1,374	Southwest Airlines Company(a)	64,963
786	Union Pacific Corporation	189,741
501	United Parcel Service, Inc., Class B	106,948
		542,947
	WHOLESALE -CONSUMER STAPLES - 0.2%
1,250	Archer-Daniels-Midland Company	80,300
1,180	Sysco Corporation	90,742
		171,042

	TOTAL COMMON STOCKS (Cost $27,229,042)	29,448,437

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 71.1%
	EQUITY - 71.1%
239,168	SPDR Portfolio Emerging Markets ETF	10,312,924
15,754	SPDR Portfolio S&P 500 Growth ETF	1,100,259

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 71.1% (Continued)
	EQUITY - 71.1% (Continued)
404,368	SPDR S&P 600 Small Cap Growth ETF	$36,700,440
319,823	SPDR S&P 600 Small CapValue ETF	26,964,277
		75,077,900

	TOTAL EXCHANGE-TRADED FUNDS (Cost $71,847,935)	75,077,900

	TOTAL INVESTMENTS - 99.1% (Cost $99,076,977)	$104,526,337
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	951,868
	NET ASSETS - 100.0%	$105,478,205

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.1%
	AEROSPACE & DEFENSE — 2.7%
156,000	Boeing Company (The)		4.8750	05/01/25	$172,414
196,000	Boeing Company (The)		2.1960	02/04/26	196,565
156,000	Boeing Company (The)		5.1500	05/01/30	182,173
104,000	Boeing Company (The)		5.7050	05/01/40	133,733
104,000	Boeing Company (The)		5.8050	05/01/50	142,684
104,000	Boeing Company (The)		5.9300	05/01/60	146,404
305,000	Bombardier, Inc.(a)		7.8750	04/15/27	317,481
22,000	Howmet Aerospace, Inc.		6.8750	05/01/25	25,520
156,000	Raytheon Technologies Corporation		4.1250	11/16/28	176,954
104,000	Raytheon Technologies Corporation		4.5000	06/01/42	128,057
305,000	TransDigm, Inc.		5.5000	11/15/27	312,625
					1,934,610
	AUTOMOTIVE — 2.0%
208,000	Ford Motor Company		9.0000	04/22/25	250,380
208,000	Ford Motor Company		9.6250	04/22/30	299,911
208,000	Ford Motor Company		7.4500	07/16/31	275,600
305,000	Ford Motor Company		4.7500	01/15/43	333,176
260,000	Ford Motor Company		5.2910	12/08/46	299,339
					1,458,406
	BANKING — 7.7%
196,000	Bank of America Corporation		3.3000	01/11/23	202,609
196,000	Bank of America Corporation(b)	US0003M + 0.790%	3.0040	12/20/23	201,206
196,000	Bank of America Corporation(b)	SOFRRATE + 0.960%	1.7340	07/22/27	194,832
196,000	Bank of America Corporation(b)	US0003M + 1.040%	3.4190	12/20/28	209,737
156,000	Bank of America Corporation(b)	US0003M + 1.310%	4.2710	07/23/29	175,621
156,000	Bank of America Corporation(b)	ICE LIBOR USD 3 Month + 1.210%	3.9740	02/07/30	173,554
196,000	Bank of America Corporation(b)	US0003M + 0.990%	2.4960	02/13/31	196,803
196,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	198,722
196,000	Bank of America Corporation(b)	SOFRRATE + 1.930%	2.6760	06/19/41	189,155
196,000	Bank of America Corporation(b)	SOFRRATE + 1.580%	3.3110	04/22/42	207,714
156,000	Bank of America Corporation B(b)	US0003M + 3.150%	4.0830	03/20/51	188,483

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.1% (Continued)
	BANKING — 7.7% (Continued)
196,000	Citigroup, Inc.(b)	SOFRRATE + 2.842%	3.1060	04/08/26	$206,534
156,000	Citigroup, Inc.		4.4500	09/29/27	175,067
156,000	Citigroup, Inc.(b)	SOFRRATE + 3.914%	4.4120	03/31/31	178,988
196,000	Citigroup, Inc.(b)	SOFRRATE + 2.107%	2.5720	06/03/31	197,863
196,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.850%	2.0830	04/22/26	200,008
196,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.885%	1.5780	04/22/27	194,224
196,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.510%	2.7390	10/15/30	201,110
156,000	JPMorgan Chase & Company(b)	SOFRRATE + 3.790%	4.4930	03/24/31	181,127
196,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.250%	2.5800	04/22/32	197,937
104,000	JPMorgan Chase & Company		6.4000	05/15/38	150,956
156,000	JPMorgan Chase & Company(b)	US0003M + 1.380%	3.9640	11/15/48	184,012
156,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.580%	3.3280	04/22/52	168,514
196,000	Wells Fargo & Company		3.0000	04/22/26	207,567
196,000	Wells Fargo & Company		3.0000	10/23/26	207,144
196,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	2.3930	06/02/28	199,325
196,000	Wells Fargo & Company(b)	US0003M + 1.170%	2.8790	10/30/30	203,321
196,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	201,192
104,000	Wells Fargo & Company(b)	US0003M + 4.240%	5.0130	04/04/51	143,703
					5,537,028
	BEVERAGES — 1.0%
156,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		3.6500	02/01/26	169,671
104,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	126,007
104,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	132,373
104,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	122,224
104,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	145,924
					696,199
	BIOTECH & PHARMA — 4.1%
196,000	AbbVie, Inc.		2.6000	11/21/24	204,174
196,000	AbbVie, Inc.		3.6000	05/14/25	210,245

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.1% (Continued)
	BIOTECH & PHARMA — 4.1% (Continued)
196,000	AbbVie, Inc.		2.9500	11/21/26	$207,357
196,000	AbbVie, Inc.		3.2000	11/21/29	209,682
156,000	AbbVie, Inc.		4.0500	11/21/39	179,349
104,000	AbbVie, Inc.		4.2500	11/21/49	125,102
104,000	Amgen, Inc.		4.6630	06/15/51	134,190
104,000	AstraZeneca PLC		6.4500	09/15/37	154,806
305,000	Bausch Health Companies, Inc.(a)		6.2500	02/15/29	295,937
156,000	Bristol-Myers Squibb Company		3.4000	07/26/29	171,719
104,000	Bristol-Myers Squibb Company		4.2500	10/26/49	130,792
305,000	Endo Luxembourg Finance Company I Sarl / Endo US,(a)		6.1250	04/01/29	300,449
104,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	153,936
305,000	Par Pharmaceutical, Inc.(a)		7.5000	04/01/27	308,161
104,000	Pfizer, Inc.		7.2000	03/15/39	168,027
					2,953,926
	CABLE & SATELLITE — 4.0%
305,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.3750	06/01/29	327,874
305,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.7500	03/01/30	315,294
305,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.5000	08/15/30	310,719
305,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.2500	02/01/31	304,048
156,000	Charter Communications Operating, LLC / Charter		4.9080	07/23/25	173,555
104,000	Charter Communications Operating, LLC / Charter		6.4840	10/23/45	143,554
156,000	Comcast Corporation		4.1500	10/15/28	178,186
8,000	Comcast Corporation		4.6000	10/15/38	9,791
12,000	Comcast Corporation		4.7000	10/15/48	15,545
118,000	Comcast Corporation(a)		2.8870	11/01/51	114,858
124,000	Comcast Corporation(a)		2.9370	11/01/56	119,627
300,000	DISH DBS Corporation		5.8750	11/15/24	319,875
208,000	DISH DBS Corporation		7.7500	07/01/26	231,400
305,000	Sirius XM Radio, Inc.(a)		4.1250	07/01/30	303,452
					2,867,778
	COMMERCIAL SUPPORT SERVICES — 0.4%
300,000	Prime Security Services Borrower, LLC / Prime(a)		5.7500	04/15/26	321,270

	DIVERSIFIED INDUSTRIALS — 0.6%

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.1% (Continued)
	DIVERSIFIED INDUSTRIALS — 0.6% (Continued)
104,000	General Electric Company		6.7500	03/15/32	$143,207
104,000	General Electric Company		5.8750	01/14/38	143,721
104,000	General Electric Company		4.3500	05/01/50	132,445
					419,373
	E-COMMERCE DISCRETIONARY — 0.4%
156,000	Amazon.com, Inc.		3.1500	08/22/27	169,102
104,000	Amazon.com, Inc.		4.0500	08/22/47	127,780
					296,882
	ELECTRIC UTILITIES — 0.8%
260,000	FirstEnergy Corporation		3.9000	07/15/27	282,269
208,000	FirstEnergy Corporation		7.3750	11/15/31	283,881
					566,150
	FOOD — 3.8%
300,000	Kraft Heinz Foods Company		3.0000	06/01/26	313,965
300,000	Kraft Heinz Foods Company		3.8750	05/15/27	325,534
208,000	Kraft Heinz Foods Company		4.2500	03/01/31	235,185
156,000	Kraft Heinz Foods Company(a)		7.1250	08/01/39	236,695
208,000	Kraft Heinz Foods Company		5.0000	06/04/42	257,503
208,000	Kraft Heinz Foods Company		5.2000	07/15/45	264,693
208,000	Kraft Heinz Foods Company		4.3750	06/01/46	241,886
208,000	Kraft Heinz Foods Company		4.8750	10/01/49	257,595
305,000	Post Holdings, Inc.(a)		4.6250	04/15/30	306,907
305,000	Post Holdings, Inc.(a)		4.5000	09/15/31	300,098
					2,740,061
	HEALTH CARE FACILITIES & SERVICES — 6.1%
300,000	Centene Corporation		4.6250	12/15/29	324,001
305,000	Centene Corporation		3.3750	02/15/30	313,023
305,000	Centene Corporation		3.0000	10/15/30	310,395
305,000	Centene Corporation		2.5000	03/01/31	297,762
305,000	CHS/Community Health Systems, Inc.(a)		6.8750	04/15/29	314,257
104,000	CIGNA CORP 4.90% 12/15/2048		4.9000	12/15/48	134,665
156,000	Cigna Corporation		4.3750	10/15/28	178,993
104,000	CVS Health Corp 5.050000 03/25/2048		5.0500	03/25/48	136,844
72,000	CVS Health Corporation		4.3000	03/25/28	81,582

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 6.1% (Continued)
104,000	CVS Health Corporation		4.7800	03/25/38	$127,199
104,000	CVS Health Corporation		5.1250	07/20/45	136,881
305,000	DaVita, Inc.(a)		4.6250	06/01/30	306,894
305,000	DaVita, Inc.(a)		3.7500	02/15/31	289,369
208,000	HCA, Inc.		5.3750	02/01/25	231,660
208,000	HCA, Inc.		5.8750	02/15/26	237,120
208,000	HCA, Inc.		5.6250	09/01/28	244,032
300,000	HCA, Inc.		3.5000	09/01/30	315,848
305,000	Tenet Healthcare Corporation(a)		6.1250	10/01/28	320,616
					4,301,141
	HOME & OFFICE PRODUCTS — 0.3%
208,000	Newell Brands, Inc.		4.2000	04/01/26	228,049

	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
196,000	Goldman Sachs Group, Inc. (The)		3.5000	04/01/25	209,279
156,000	Goldman Sachs Group, Inc. (The)(b)	US0003M + 1.301%	4.2230	05/01/29	174,860
196,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.281%	2.6150	04/22/32	197,061
104,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	148,119
104,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	152,596
156,000	Morgan Stanley		3.8750	01/27/26	170,383
196,000	Morgan Stanley(b)	SOFRRATE + 0.879%	1.5930	05/04/27	194,260
156,000	Morgan Stanley(b)	US0003M + 1.628%	4.4310	01/23/30	178,785
196,000	Morgan Stanley Series GMTN(b)	SOFRRATE + 1.143%	2.6990	01/22/31	200,572
					1,625,915
	INTERNET MEDIA & SERVICES — 0.7%
208,000	Netflix, Inc.		4.8750	04/15/28	238,550
208,000	Netflix, Inc.		5.8750	11/15/28	253,494
					492,044
	LEISURE FACILITIES & SERVICES — 2.7%
305,000	Carnival Corporation(a)		7.6250	03/01/26	321,726
305,000	Carnival Corporation(a)		5.7500	03/01/27	310,810
305,000	Hilton Domestic Operating Company, Inc.(a)		3.6250	02/15/32	297,955

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.1% (Continued)
	LEISURE FACILITIES & SERVICES — 2.7% (Continued)
305,000	NCL Corporation Ltd.(a)		5.8750	03/15/26	$306,144
305,000	New Red Finance, Inc.(a)		4.0000	10/15/30	295,847
305,000	Royal Caribbean Cruises Ltd.(a)		5.5000	04/01/28	310,719
					1,843,201
	MEDICAL EQUIPMENT & DEVICES — 0.2%
104,000	Abbott Laboratories		4.9000	11/30/46	144,745

	METALS & MINING — 1.2%
305,000	FMG Resources August 2006 Pty Ltd.(a)		4.3750	04/01/31	309,194
208,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	261,924
305,000	Novelis Corporation(a)		4.7500	01/30/30	317,581
					888,699
	OIL & GAS PRODUCERS — 6.0%
260,000	Apache Corporation		5.1000	09/01/40	291,711
305,000	Cheniere Energy Partners, L.P.(a)		4.0000	03/01/31	317,586
305,000	Comstock Resources, Inc.(a)		6.7500	03/01/29	328,256
104,000	ConocoPhillips		6.5000	02/01/39	153,567
208,000	Continental Resources Inc/OK(a)		5.7500	01/15/31	249,340
305,000	EQT Corporation		3.9000	10/01/27	325,816
305,000	New Fortress Energy, Inc.(a)		6.5000	09/30/26	296,893
305,000	NGL Energy Operating, LLC / NGL Energy Finance(a)		7.5000	02/01/26	309,728
145,000	Occidental Petroleum Corporation		2.9000	08/15/24	147,893
305,000	Occidental Petroleum Corporation		3.5000	08/15/29	309,956
208,000	Occidental Petroleum Corporation		8.8750	07/15/30	282,100
208,000	Occidental Petroleum Corporation		6.6250	09/01/30	254,779
208,000	Occidental Petroleum Corporation		6.1250	01/01/31	249,340
208,000	Occidental Petroleum Corporation		6.4500	09/15/36	264,982
104,000	Shell International Finance BV		6.3750	12/15/38	153,988
104,000	Shell International Finance BV		4.3750	05/11/45	130,540
208,000	Western Midstream Operating, L.P.		5.3000	02/01/30	228,280
					4,294,755
	REAL ESTATE INVESTMENT TRUSTS — 1.7%
305,000	Iron Mountain, Inc.(a)		5.2500	07/15/30	318,879
305,000	MPT Operating Partnership, L.P. / MPT Finance		3.5000	03/15/31	307,730

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.1% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.7% (Continued)
305,000	SBA Communications Corporation		3.8750	02/15/27	$314,922
305,000	SBA Communications Corporation(a)		3.1250	02/01/29	293,181
					1,234,712
	RETAIL - CONSUMER STAPLES — 0.4%
305,000	Albertsons Companies Inc / Safeway Inc / New(a)		3.5000	03/15/29	301,015

	RETAIL - DISCRETIONARY — 0.6%
104,000	Home Depot, Inc. (The)		5.8750	12/16/36	146,770
305,000	Magic MergerCo, Inc.(a)		7.8750	05/01/29	308,504
					455,274
	SEMICONDUCTORS — 0.4%
156,000	Broadcom, Inc.(a)		3.1370	11/15/35	153,896
156,000	Broadcom, Inc.(a)		3.1870	11/15/36	153,732
					307,628
	SOFTWARE — 2.2%
196,000	Microsoft Corporation		2.4000	08/08/26	205,775
156,000	Microsoft Corporation		3.3000	02/06/27	170,476
196,000	Microsoft Corporation		2.5250	06/01/50	193,159
196,000	Microsoft Corporation		2.9210	03/17/52	207,750
196,000	Microsoft Corporation		2.6750	06/01/60	195,113
196,000	Oracle Corporation		2.5000	04/01/25	203,337
196,000	Oracle Corporation		3.6000	04/01/50	200,176
196,000	Oracle Corporation		3.8500	04/01/60	204,769
					1,580,555
	SPECIALTY FINANCE — 0.7%
208,000	OneMain Finance Corporation		6.8750	03/15/25	232,440
208,000	OneMain Finance Corporation		7.1250	03/15/26	236,340
					468,780
	TECHNOLOGY HARDWARE — 2.0%
196,000	Apple, Inc.		2.4000	05/03/23	201,598
196,000	Apple, Inc.		3.2500	02/23/26	211,487
156,000	Apple, Inc.		3.8500	05/04/43	184,400
104,000	Apple, Inc.		4.6500	02/23/46	137,478
104,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	122,605

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.1% (Continued)
	TECHNOLOGY HARDWARE — 2.0% (Continued)
305,000	Imola Merger Corporation(a)		4.7500	05/15/29	$313,753
208,000	Western Digital Corporation		4.7500	02/15/26	228,280
					1,399,601
	TECHNOLOGY SERVICES — 0.5%
196,000	Visa, Inc.		3.1500	12/14/25	210,724
104,000	Visa, Inc.		4.3000	12/14/45	133,286
					344,010
	TELECOMMUNICATIONS — 10.3%
156,000	AT&T, Inc.		4.3500	03/01/29	177,285
156,000	AT&T, Inc.		4.3000	02/15/30	177,337
144,000	AT&T, Inc.		2.5500	12/01/33	140,068
144,000	AT&T, Inc.		3.5000	09/15/53	146,020
144,000	AT&T, Inc.		3.5500	09/15/55	146,165
184,000	AT&T, Inc.		3.8000	12/01/57	193,655
144,000	AT&T, Inc.		3.6500	09/15/59	146,352
104,000	British Telecommunications PLC		9.6250	12/15/30	156,221
104,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	152,126
253,000	Embarq Corporation		7.9950	06/01/36	280,018
305,000	Frontier Communications Corporation(a)		5.0000	05/01/28	310,338
104,000	Orange S.A.		9.0000	03/01/31	159,632
208,000	Sprint Capital Corporation		6.8750	11/15/28	263,617
156,000	Sprint Capital Corporation		8.7500	03/15/32	233,688
208,000	Sprint Corporation		7.8750	09/15/23	230,880
208,000	Sprint Corporation		7.1250	06/15/24	235,300
208,000	Sprint Corporation		7.6250	02/15/25	242,060
208,000	Sprint Corporation		7.6250	03/01/26	249,600
208,000	Telecom Italia Capital S.A.		7.2000	07/18/36	253,460
208,000	Telecom Italia Capital S.A.		7.7210	06/04/38	265,488
305,000	T-Mobile USA, Inc.		3.5000	04/15/31	316,088
156,000	Verizon Communications, Inc.		4.1250	03/16/27	174,443
156,000	Verizon Communications, Inc.		4.3290	09/21/28	178,230
156,000	Verizon Communications, Inc.		4.0160	12/03/29	175,014
196,000	Verizon Communications, Inc.		2.5500	03/21/31	197,781
104,000	Verizon Communications, Inc.		4.5000	08/10/33	122,953

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 69.1% (Continued)
	TELECOMMUNICATIONS — 10.3% (Continued)
196,000	Verizon Communications, Inc.		3.4000	03/22/41	$205,553
104,000	Verizon Communications, Inc.		4.8620	08/21/46	136,605
104,000	Verizon Communications, Inc.		4.5220	09/15/48	131,958
156,000	Verizon Communications, Inc.		3.5500	03/22/51	168,190
156,000	Verizon Communications, Inc.		3.7000	03/22/61	169,172
156,000	Vodafone Group PLC		4.3750	05/30/28	177,994
104,000	Vodafone Group PLC		5.2500	05/30/48	137,080
208,000	Vodafone Group PLC(b)	USD SWAP SEMI 30/360 5YR + 4.873%	7.0000	04/04/79	251,764
305,000	Windstream Escrow, LLC / Windstream Escrow Finance(a)		7.7500	08/15/28	322,990
305,000	Zayo Group Holdings, Inc. B(a)		4.0000	03/01/27	296,613
					7,321,738
	TOBACCO & CANNABIS — 0.3%
196,000	BAT Capital Corporation		3.5570	08/15/27	208,082

	TRANSPORTATION & LOGISTICS — 3.0%
208,000	American Airlines, Inc.(a)		11.7500	07/15/25	257,920
305,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.5000	04/20/26	320,243
305,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.7500	04/20/29	328,637
208,000	Delta Air Lines, Inc.		7.3750	01/15/26	244,731
305,000	Hawaiian Brand Intellectual Property Ltd. /(a)		5.7500	01/20/26	320,250
305,000	United Airlines, Inc.(a)		4.3750	04/15/26	315,895
305,000	United Airlines, Inc.(a)		4.6250	04/15/29	314,830
					2,102,506
	TOTAL CORPORATE BONDS (Cost $49,702,744)				49,334,133

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 28.4%
	U.S. TREASURY BILLS — 28.4%
5,270,000	United States Treasury Note		1.6250	05/15/31	5,310,760
7,980,000	United States Treasury Note		2.2500	05/15/41	8,316,657
6,099,000	United States Treasury Note		2.3750	05/15/51	6,695,558

The accompanying notes are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal	Coupon Rate
Amount ($)	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 28.4% (Continued)
	U.S. TREASURY BILLS — 28.4% (Continued)
			$20,322,975
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $20,301,658)		20,322,975

	TOTAL INVESTMENTS - 97.5% (Cost $70,004,402)		$69,657,108
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%		1,804,021
	NET ASSETS - 100.0%		$71,461,129

BV	- Besloten Vennootschap

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

ICE LIBOR USD 3 Month	ICE LIBOR USD 3 Month

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

USD SWAP SEMI 30/360 5YR	USD SWAP SEMI 30/360 5YR

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2021 the total market value of 144A securities is 14,016,461 or 19.6% of net assets.

(b)	Variable rate security; the rate shown represents the rate on October 31, 2021.

The accompanying notes are an integral part of these financial statements.

LeaderShares® ETF’s
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2021

		LeaderShares®	LeaderShares®
	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®	LeaderShares®
	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF	Dynamic Yield ETF
ASSETS
Investment securities:
Investments, at cost	$71,526,986	$117,735,829	$115,361,492	$99,076,977	$70,004,402
Investments, at fair value	$76,403,932	$126,722,328	$121,215,901	$104,526,337	$69,657,108
Cash	2,650,656	1,415,020	1,886,511	971,388	1,116,019
Receivable for investments sold	1,268,675	—	—	—	9,314
Dividends and interest receivable	26,902	107,093	54,587	42,151	720,934
Receivable for capital stock sold	156,447	—	—	—	75,629
TOTAL ASSETS	80,506,612	128,244,441	123,156,999	105,539,876	71,579,004

LIABILITIES
Payable for investments purchased	3,153,058	—	—	—	75,629
Payable for capital shares redeemed	349,108	—	—	—	—
Investment advisory fees payable	43,299	100,421	63,911	61,671	42,246
TOTAL LIABILITIES	3,545,465	100,421	63,911	61,671	117,875
NET ASSETS	$76,961,147	$128,144,020	$123,093,088	$105,478,205	$71,461,129

Net Assets Consist Of:
Paid in capital	$66,771,279	$115,040,390	$118,085,231	$91,677,173	$71,745,503
Accumulated gains (deficit)	10,189,868	13,103,630	5,007,857	13,801,032	(284,374)
NET ASSETS	$76,961,147	$128,144,020	$123,093,088	$105,478,205	$71,461,129

Net Asset Value Per Share:
Net Assets	$76,961,147	$128,144,020	$123,093,088	$105,478,205	$71,461,129
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,000,000	3,650,000	3,650,000	2,825,000	2,850,000
Net asset value (Net Assets ÷ Shares Outstanding)	$38.48	$35.11	$33.72	$37.34	$25.07

The accompanying notes are an integral part of these financial statements.

LeaderShares® ETF’s
STATEMENTS OF OPERATIONS
For the Year or Period Ended October 31, 2021

		LeaderShares®	LeaderShares®
	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®	LeaderShares®
	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF	Dynamic Yield ETF *
INVESTMENT INCOME
Dividends (Less: Foreign Withholding Expense of $7,813 for Activist Leaders ETF)	$461,926	$2,491,841	$1,049,505	$1,235,746	$—
Interest	—	—	—	—	575,812
TOTAL INVESTMENT INCOME	461,926	2,491,841	1,049,505	1,235,746	575,812

EXPENSES
Investment advisory fees	448,583	977,442	714,425	597,411	151,005
TOTAL EXPENSES	448,583	977,442	714,425	597,411	151,005
NET INVESTMENT INCOME	13,343	1,514,399	335,080	638,335	424,807

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	5,349,722	2,829,623	9,442,544	8,377,422	24,978
In-kind redemptions	13,403,776	16,666,091	13,262,681	10,990,596	—
Options	—	—	—	(330,770)	—
Realized gain on investments	18,753,498	19,495,714	22,705,225	19,037,248	24,978
Unrealized appreciation (depreciation) on:
Investments	4,959,880	9,255,410	3,346,892	2,836,584	(347,294)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	23,713,378	28,751,124	26,052,117	21,873,832	(322,316)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,726,721	$30,265,523	$26,387,197	$22,512,167	$102,491

*	Fund commenced operation on June 28, 2021.

The accompanying notes are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the Year	For the Period
	Ended	Ended
	October 31, 2021	October 31, 2020 *
FROM OPERATIONS
Net investment gain (loss)	$13,343	$(1,173)
Net realized gain on investments	5,349,722	5,217
Net realized gain on in-kind redemptions	13,403,776	—
Unrealized appreciation (depreciation) on investments	4,959,880	(82,934)
Net increase (decrease) in net assets resulting from operations	23,726,721	(78,890)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(55,755)	—
Net decrease in net assets resulting from distributions to shareholders	(55,755)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	61,902,239	42,592,171
Cost of shares redeemed	(51,125,339)	—
Net increase in net assets resulting from shares of beneficial interest	10,776,900	42,592,171

TOTAL INCREASE IN NET ASSETS	34,447,866	42,513,281

NET ASSETS
Beginning of Year/Period	42,513,281	—
End of Year/Period	$76,961,147	$42,513,281

SHARE ACTIVITY
Shares sold	1,825,000	1,750,000
Shares redeemed	(1,575,000)	—
Net increase in shares of beneficial interest outstanding	250,000	1,750,000

*	Fund commenced operation on October 26, 2020.

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the Year	For the Period
	Ended	Ended
	October 31, 2021	October 31, 2020 *
FROM OPERATIONS
Net investment income	$1,514,399	$21,472
Net realized gain on investments	2,829,623	—
Net realized gain on in-kind redemptions	16,666,091	—
Unrealized appreciation (depreciation) on investments	9,255,410	(268,911)
Net increase (decrease) in net assets resulting from operations	30,265,523	(247,439)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(248,363)	—
Net decrease in net assets resulting from distributions to shareholders	(248,363)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	137,674,873	47,818,400
Cost of shares redeemed	(87,118,974)	—
Net increase in net assets resulting from shares of beneficial interest	50,555,899	47,818,400

TOTAL INCREASE IN NET ASSETS	80,573,059	47,570,961

NET ASSETS
Beginning of Year/Period	47,570,961	—
End of Year/Period	$128,144,020	$47,570,961

SHARE ACTIVITY
Shares sold	4,575,000	1,975,000
Shares redeemed	(2,900,000)	—
Net increase in shares of beneficial interest outstanding	1,675,000	1,975,000

*	Fund commenced operation on October 26, 2020.

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2021	October 31, 2020
FROM OPERATIONS
Net investment income	$335,080	$529,556
Net realized gain (loss) on investments	9,442,544	(8,205,280)
Net realized gain on in-kind redemptions	13,262,681	8,929,306
Unrealized appreciation (depreciation) on investments	3,346,892	(57,884)
Net increase in net assets resulting from operations	26,387,197	1,195,698

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(296,928)	(546,464)
Return of capital	—	(6,256)
Net decrease in net assets resulting from distributions to shareholders	(296,928)	(552,720)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	159,184,764	77,972,584
Cost of shares redeemed	(135,722,428)	(79,486,783)
Net increase (decrease) in net assets resulting from shares of beneficial interest	23,462,336	(1,514,199)

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,552,605	(871,221)

NET ASSETS
Beginning of Year	73,540,483	74,411,704
End of Year	$123,093,088	$73,540,483

SHARE ACTIVITY
Shares sold	5,100,000	3,275,000
Shares redeemed	(4,425,000)	(3,225,000)
Net increase in shares of beneficial interest outstanding	675,000	50,000

The accompanying notes are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the Year	For the Period
	Ended	Ended
	October 31, 2021	October 31, 2020 *
FROM OPERATIONS
Net investment income	$638,335	$192,348
Net realized gain on investments	8,046,652	2,870,382
Net realized gain on in-kind redemptions	10,990,596	2,533,901
Unrealized appreciation on investments	2,836,584	2,612,776
Net increase in net assets resulting from operations	22,512,167	8,209,407

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(3,395,723)	—
Net decrease in net assets resulting from distributions to shareholders	(3,395,723)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	98,072,672	86,342,315
Cost of shares redeemed	(65,730,531)	(40,532,102)
Net increase in net assets resulting from shares of beneficial interest	32,342,141	45,810,213

TOTAL INCREASE IN NET ASSETS	51,458,585	54,019,620

NET ASSETS
Beginning of Year/Period	54,019,620	—
End of Year/Period	$105,478,205	$54,019,620

SHARE ACTIVITY
Shares sold	2,775,000	3,425,000
Shares redeemed	(1,875,000)	(1,500,000)
Net increase in shares of beneficial interest outstanding	900,000	1,925,000

*	Fund commenced operation on May 11, 2020.

The accompanying notes are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
STATEMENT OF CHANGES IN NET ASSETS

For the Period *
Ended
October 31, 2021
FROM OPERATIONS
Net investment income	$424,807
Net realized gain on investments	24,978
Unrealized depreciation on investments	(347,294)
Net increase in net assets resulting from operations	102,491

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(386,865)
Net decrease in net assets resulting from distributions to shareholders	(386,865)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	71,745,503
Net increase in net assets resulting from shares of beneficial interest	71,745,503

TOTAL INCREASE IN NET ASSETS	71,461,129

NET ASSETS
Beginning of Period	—
End of Period	$71,461,129

SHARE ACTIVITY
Shares sold	2,850,000
Net increase in shares of beneficial interest outstanding	2,850,000

*	Fund commenced operation on June 28, 2021.

The accompanying notes are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Year	For the Period
	Ended	Ended
	October 31, 2021	October 31, 2020 *
Net asset value, beginning of year/period	$24.29	$25.00
Activity from investment operations:
Net investment gain (loss) (1)	0.01	(0.00	) **
Net realized and unrealized gain (loss) on investments	14.21	(0.71)
Total from investment operations	14.22	(0.71)
Less distributions from:
Net investment income	(0.03)	—
Total distributions	(0.03)	—
Net asset value, end of year/period	$38.48	$24.29
Market price, end of year/period	$38.49	$24.30
Total return (2)	58.60%	(2.84	)% (4)
Net assets, at end of year/period (000s)	$76,961	$42,513
Ratio of expenses to average net assets	0.75%	0.75	% (3)
Ratio of net investment income/(loss) to average net assets	0.02%	(0.75	)% (3)
Portfolio Turnover Rate (5)	49%	3	% (4)

*	Fund commenced operation on October 26, 2020.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Year	For the Period
	Ended	Ended
	October 31, 2021	October 31, 2020 *
Net asset value, beginning of year/period	$24.09	$25.00
Activity from investment operations:
Net investment gain (1)	0.51	0.03
Net realized and unrealized gain (loss) on investments	10.60	(0.94)
Total from investment operations	11.11	(0.91)
Less distributions from:
Net investment income	(0.09)	—
Total distributions	(0.09)	—
Net asset value, end of year/period	$35.11	$24.09
Market price, end of year/period	$35.13	$24.10
Total return (2)	46.20%	(3.64	)% (4)
Net assets, at end of year/period (000s)	$128,144	$47,571
Ratio of expenses to average net assets	0.99%	0.99	% (3)
Ratio of net investment income to average net assets	1.53%	16.95	% (3)
Portfolio Turnover Rate (5)	78%	0	% (4)

*	Fund commenced operation on October 26, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

The accompanying notes are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Year	For the Year		For the Year	For the Period
	Ended	Ended		Ended	Ended
	October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018*
Net asset value, beginning of year/period	$24.72	$25.44		$22.85	$25.00
Activity from investment operations:
Net investment gain (loss) (1)	0.11	0.17		0.18	(0.00	) **
Net realized and unrealized gain (loss) on investments	8.99	(0.71)		2.58	(2.15)
Total from investment operations	9.10	(0.54)		2.76	(2.15)
Less distributions from:
Net investment income	(0.10)	(0.18)		(0.17)	—
Return of capital	—	(0.00	) **	—	—
Total distributions	(0.10)	(0.18)		(0.17)	—
Net asset value, end of year/period	$33.72	$24.72		$25.44	$22.85
Market price, end of year/period	$33.78	$24.72		$25.45	$22.86
Total return (2)	36.84%	(2.09)%		12.16%	(8.60	)% (4)
Net assets, at end of year/period (000s)	$123,093	$73,540		$74,412	$50,849
Ratio of expenses to average net assets	0.75%	0.75%		0.75%	0.75	% (3)
Ratio of net investment income/(loss) to average net assets	0.35%	0.70%		0.77%	(0.01	)% (3)
Portfolio Turnover Rate (5)	177%	181%		193%	0	% (4)

*	Fund commenced operation on October 1, 2018.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

The accompanying notes are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Year	For the Period
	Ended	Ended
	October 31, 2021	October 31, 2020 *
Net asset value, beginning of year/period	$28.06	$25.00
Activity from investment operations:
Net investment gain (1)	0.28	0.09
Net realized and unrealized gain on investments	10.67	2.97
Total from investment operations	10.95	3.06
Less distributions from:
Net investment income	(0.26)	—
Net realized gains	(1.41)	—
Total distributions	(1.67)	—
Net asset value, end of year/period	$37.34	$28.06
Market price, end of year/period	$37.41	$27.83
Total return (2)	40.17%	12.24	% (4)
Net assets, at end of year/period (000s)	$105,478	$54,020
Ratio of expenses to average net assets	0.75%	0.75	% (3)
Ratio of net investment income to average net assets	0.80%	0.71	% (3)
Portfolio Turnover Rate (5)	58%	57	% (4)

*	Fund commenced operation on May 11, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

The accompanying notes are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	For the Period
	Ended
	October 31, 2021 *
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment gain (1)	0.18
Net realized and unrealized gain on investments	0.04
Total from investment operations	0.22
Less distributions from:
Net investment income	(0.15)
Total distributions	(0.15)
Net asset value, end of period	$25.07
Market price, end of period	$25.12
Total return (2)	0.88	% (4)
Net assets, at end of period (000s)	$71,461
Ratio of expenses to average net assets	0.75	% (3)
Ratio of net investment income to average net assets	2.11	% (3)
Portfolio Turnover Rate (5)	6	% (4)

*	Fund commenced operation on June 28, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

The accompanying notes are an integral part of these financial statements.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS
October 31, 2021

1.	ORGANIZATION

The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each, a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF and LeaderShares® Equity Skew ETF seek to generate long-term capital growth. The LeaderShares® AlphaFactor® US Core Equity ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index. The LeaderShares® Dynamic Yield ETF seeks current income. The LeaderShares® AlphaFactor® US Core Equity ETF commenced operations on October 1, 2018. The LeaderShares® Equity Skew ETF commenced operations May 11, 2020. The LeaderShares® Activist Leaders® ETF and LeaderShares®AlphaFactor® Tactical Focused ETF commenced operations on October 26, 2020. The LeaderShares® Dynamic Yield ETF commenced operations on June 28, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.   The Board reviews and considers the determinations reached by the Fair Value Committee in ratifying the Fair Value Committee’s application of the fair valuation methodologies employed.

Fair Valuation Process –The applicable investments are valued collectively via inputs from each group within the fair value committee.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2021 for the Funds’ investments measured at fair value:

LeaderShares® Activist Leaders® ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 76,403,932	$ -	$ -	$ 76,403,932
Total	$ 76,403,932	$ -	$ -	$ 76,403,932

LeaderShares® AlphaFactor® Tactical Focused ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 126,722,328	$ -	$ -	$ 126,722,328
Total	$ 126,722,328	$ -	$ -	$ 126,722,328

LeaderShares® AlphaFactor® US Core Equity ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 121,215,901	$ -	$ -	$ 121,215,901
Total	$ 121,215,901	$ -	$ -	$ 121,215,901

LeaderShares® Equity Skew ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 29,448,437	$ -	$ -	$ 29,448,437
Exchange Traded Funds	75,077,900	-	-	75,077,900
Total	$ 104,526,337	-	$ -	$ 104,526,337

LeaderShares® Dynamic Yield ETF
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ 49,334,133	$ -	$ -	$ 49,334,133
U.S. Government & Agencies	-	20,322,975	-	20,322,975
Total	$ 49,334,133	-	$ -	$ 69,657,108

The Funds did not hold any Level 3 securities during the period.

* See Schedule of Investments for industry classification.

Impact of Derivatives on the Statement of Operations – The following is a summary of the location of derivative investments on the Statements of Operations for the period ended October 31, 2021:

Derivative Investment Type                           Location of Gain/Loss on Derivative

Option Contracts                                          Net Realized Gain (Loss): Option Contracts

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

The following is a summary of the realized loss and changes in unrealized depreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended October 31, 2021:

LeaderShares® Equity Skew ETF
Realized loss on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Total for the Period Ended October 31, 2021
Option Contracts	$ 330,770	$ (330,770)

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – For the LeaderShares® AlphaFactor® US Core Equity ETF Fund, dividends from net investment income, if any, are declared and paid quarterly. For the LeaderShares® Activist Leader® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, and the LeaderShares® US Equity Skew ETF, dividends from net investment income, if any, are declared and paid annually. For the LeaderShares® Dynamic Yield ETF, dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Quarterly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ October 31, 2021 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

3.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), as well as cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to:

	Purchases	Sales	Purchases In-Kind		Sales In-Kind
LeaderShares® Activist Leaders® ETF	$ 28,827,728	$ 27,404,503	$ 61,597,713		$ 51,800,676
LeaderShares® AlphaFactor® Tactical Focused ETF	78,902,135	77,536,886	135,971,446		85,808,844
LeaderShares® AlphaFactor® US Core Equity ETF	182,810,610	182,729,406	156,169,694		134,426,548
LeaderShares® Equity Skew ETF	47,371,392	49,406,279	97,591,777	#	65,088,506
LeaderShares® Dynamic Yield ETF	1,097,245	2,681,321	71,745,909		-

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the LeaderShares® Activist Leaders® ETF Fund, LeaderShares® AlphaFactor® Tactical Focused ETF Fund, LeaderShares® AlphaFactor® US Core Equity ETF Fund, LeaderShares® Equity Skew ETF Fund, and LeaderShares® Dynamic Yield ETF Fund pay the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75%, 0.99%, 0.75%, 0.75% and 0.75% respectively of each Funds’ average daily net assets. For the year (except as indicated) ended October 31, 2021 the funds incurred the following advisory fees:

Investment Advisory Fees
LeaderShares® Activist Leaders ETF	$ 448,583
LeaderShares® AlphaFactor® Tactical Focused ETF	977,442
LeaderShares® AlphaFactor® US Core Equity ETF	714,425
LeaderShares® Equity Skew ETF	597,411
LeaderShares® Dynamic Yield ETF*	151,005

* Advisory fees shown for the period from inception to October 31, 2021

The Advisor’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Advisor for providing services for the Funds. Out of the unitary management fee, the Advisor pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Funds’ 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Funds may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds. Northern Lights Distributors, LLC, the Funds’ distributor, its affiliates, and the Funds’ Advisor or its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds, including affiliates of the Advisor.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Funds.  Pursuant to a separate servicing agreement with UFS, the advisor on behalf of the Funds pay UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Trust. The Chief Compliance Officer of the Trust is also an officer of NLCS, and is not paid any fees directly by the Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the advisor on behalf of the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2021, was as follows:

Portfolio	Cost for Federal Tax purposes	Unrealized Appreciation	Unrealized Depreciation	Tax Net Unrealized App/Dep
LeaderShares® Activist Leaders® ETF	$71,822,387	$ 7,217,747	$ (2,636,202)	$ 4,581,545
LeaderShares® AlphaFactor® Tactical Focused ETF	117,736,431	14,565,473	(5,579,576)	8,985,897
LeaderShares® AlphaFactor® US Core Equity ETF	115,363,594	7,572,770	(1,720,463)	5,852,307
LeaderShares® Equity Skew ETF	99,072,476	5,928,835	(474,974)	5,453,861
LeaderShares® Dynamic Yield ETF	70,010,304	275,761	(628,957)	(353,196)

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2021, and October 31, 2020 was as follows:

	For the period ended October 31, 2021:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$ 55,755	$ -	$ -	$ -	$ 55,755
LeaderShares® AlphaFactor Tactical Focused ETF	248,363	-	-	-	248,363
LeaderShares® AlphaFactor® US Core Equity ETF	296,928	-	-	-	296,928
LeaderShares® Equity Skew ETF	3,395,546	177	-	-	3,395,723
LeaderShares® Dynamic Yield ETF	386,865	-	-	-	386,865

	For the period ended October 31, 2020:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$ -	$ -	$ -	$ -	$ -
LeaderShares® AlphaFactor Tactical Focused ETF	-	-	-	-	-
LeaderShares® AlphaFactor® US Core Equity ETF	546,464	-	6,256	-	552,720
LeaderShares® Equity Skew ETF	-	-	-	-	-
LeaderShares® Dynamic Yield ETF	-	-	-	-	-

As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
LeaderShares® Activist Leaders® ETF	$ 5,597,048	$ 11,275	$ -	$ -	$ -	$ 4,581,545	$ 10,189,868
LeaderShares® AlphaFactor® Tactical Focused ETF	3,777,220	340,513	-	-	-	8,985,897	13,103,630
LeaderShares® AlphaFactor® US Core Equity ETF	29,053	-	-	(873,503)	-	5,852,307	5,007,857
LeaderShares® Equity Skew ETF	7,126,711	1,220,460	-	-	-	5,453,861	13,801,032
LeaderShares® Dynamic Yield ETF	68,822	-	-	-	-	(353,196)	(284,374)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sale, adjustments for debt modification and adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The LeaderShares® Activist Leaders ETF incurred and elected to defer such capital losses of $33,460.

At October 31, 2021, the LeaderShares® AlphaFactor® US Core Equity ETF and LeaderShares Equity Skew ETF had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

		Non-Expiring
Portfolio	Short-Term	Long-Term	Total
LeaderShares AlphaFactor® US Core Equity ETF	873,503	-	873,503
LeaderShares Equity Skew ETF	59,130	-	59,130

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions and adjustments for prior year tax returns resulted in reclassifications for the Funds for the year ended October 31, 2021 as follows:

	Paid in	Accumulated
Portfolio	Capital	Earnings (Losses)
LeaderShares®Activist Leaders ETF	$ 13,402,208	$ (13,402,208)
LeaderShares® AlphaFactor® Tactical Focused ETF	16,666,091	(16,666,091)
LeaderShares® AlphaFactor® US Core Equity ETF	13,258,270	(13,258,270)
LeaderShares® Equity Skew ETF	10,990,739	(10,990,739)
LeaderShares® Dynamic Yield ETF	-	-

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.”  Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”).  Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).  Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$600	0.20%	2.00%

* As a percentage of the amount invested.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

8. PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information include a more full listing of risks associated with each Fund’s investments. The Risks associated with a Funds' investments include, but are not limited to:

LeaderShares® Activist Leaders ETF: activist risk, active trading risk, authorized participant concentration risk, cybersecurity risk, derivatives risk, equity risk, ETF structure risks, fluctuation of net asset value risk, gap risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, quantitative investing risk, rules-based strategy risk, sector risk, swap risk, and volatility risk.

LeaderShares® AlphaFactor® Tactical Focused ETF: active trading risk, authorized participant concentration risk, cash positions risk, cybersecurity risk, derivatives risk, equity risk, ETF structure risks, fluctuation of net asset value risk, focus risk, gap risk, investment companies and ETFs Risk, management risk, market capitalization risk, market risk, market events risk, money market instrument risk, new fund risks, quantitative investing risk, rules-based strategy risk, sector risk, swap risk, tactical overlay strategy risk, U.S. Government securities risk, and volatility risk.

LeaderShares® AlphaFactor® US Core Equity ETF: active trading risk, authorized participant concentration risk, calculation methodology risk, concentration risk, consumer discretionary sector risk, derivatives risk, ETF structure risks, equity risk, financial sector risk, fluctuation of net asset value risk, gap risk, index tracking error risk, industrial sectors risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, passive investment risk, portfolio turnover risk, retail sector risk, rules-based strategy risk, and volatility risk.

LeaderShares® Equity Skew ETF: active trading risk, authorized participant concentration risk, cybersecurity risk, equity risk, emerging markets risk, ETF structure risks, fluctuation of net asset value risk, gap risk, geographic and sector risk, management risk, investment companies and ETFs Risk, foreign (Non-US) investments risk, market capitalization risk, market risk, market events risk, new fund risks, and quantitative investing risk.

LeaderShares® Dynamic Yield ETF: market risk, fixed income securities risk, active trading risk, asset allocation risk, authorized participant concentration risk, bank loan risk, cash positions risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, ETF structure risk, fluctuation of net asset value risk, foreign (Non-US) investments risk, future contract risk, gap risk, high yield risk, index risk, investment companies and ETFs risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, market events risk, model risk, mortgage-backed and asset-backed securities risk, new fund risk, odd lot pricing risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, swap risk, US government securities risk, valuation risk, variable or floating rate securities risk, and volatility risk.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

ETF Structure Risks. Each Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”

Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly.

Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Advisor cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Unlike conventional ETFs, Activist Leaders ETF, Tactical Focused ETF, Equity SKEW ETF, and Dynamic Yield are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified Index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

Index Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times, may deviate from the relative weightings of Index or may hold securities not included in the Index. Tracking error risk may be heightened during times or market volatility or other unusual market conditions.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds invest in other ETFs. Each ETF is subject to specific risks depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance on the LeaderShares® Equity Skew ETF will be directly affected by the performance of the SPDR S&P 600 Small Cap Growth ETF and SPDR S&P 600 Small Cap Value ETF. The annual report for these securities, along with the report of the independent registered public accounting firms are included in those securities N-CSR’s available at “www.sec.gov”. As of October 31, 2021, the percentage of the LeaderShares® Equity Skew ETF’s net assets invested in SPDR S&P 600 Small Cap Growth ETF and SPDR S&P 600 Small Cap Value ETF were 34.8% and 25.6%, respectively.

LeaderShares® ETF’s
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (‘‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19,2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

grant thornton llp Two Commerce Square 2001 Market Street, Suite 700 Philadelphia, PA 19103 D +1 215 561 4200 F +1 215 561 1066
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees of the Two Roads Shared Trust and Shareholders of
LeaderShares® Activist Leaders® ETF
LeaderShares® AlphaFactor® Tactical Focused ETF
LeaderShares® AlphaFactor® US Core Equity ETF
LeaderShares® Equity Skew ETF
LeaderShares® Dynamic Yield ETF

Opinion on the financial statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF and LeaderShares® Dynamic Yield ETF (five of the funds in the Two Roads Shared Trust) (collectively the “Funds”) as of October 31, 2021, the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2021, and the results of their operations, changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

GT.COM               Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms                              are separate legal entities and are not a worldwide partnership.

Fund	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
LeaderShares® Activist Leaders® ETF	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period October 26, 2020 (commencement of operations) through October 31, 2020	For the year ended October 31, 2021 and for the period October 26, 2020 (commencement of operations) through October 31, 2020
LeaderShares® AlphaFactor® Tactical Focused ETF	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period October 26, 2020 (commencement of operations) through October 31, 2020	For the year ended October 31, 2021 and for the period October 26, 2020 (commencement of operations) through October 31, 2020
LeaderShares® AlphaFactor® US Core Equity ETF	For the year ended October 31, 2021	For each of the two years in the period ended October 31, 2021	For each of the three years in the period ended October 31, 2021 and for the period October 1, 2018 (commencement of operations) through October 31, 2018
LeaderShares® Equity Skew ETF	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period May 11, 2020 (commencement of operations) through October 31, 2021	For the year ended October 31, 2021 and for the period May 11, 2020 (commencement of operations) through October 31, 2021
LeaderShares® Dynamic Yield ETF	For the period June 28, 2021 (commencement of operations) through October 31, 2021	For the period June 28, 2021 (commencement of operations) through October 31, 2021	For the period June 28, 2021 (commencement of operations) through October 31, 2021

Basis for opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the Two Roads Shared Trust since 2016.

/s/ Grant Thornton LLP

Philadelphia, Pennsylvania
January 10, 2022

LeaderShares® ETF’s
EXPENSE EXAMPLES (Unaudited)
October 31, 2021

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example for LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, and LeaderShares® Equity Skew ETF is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 through October 31, 2021. The Dynamic Yield ETF Fund commenced operation on June 28, 2021. Therefore, this funds example is based on an investment of $1,000 invested at inception and held for the remainder of the period from June 28, 2021 through October 31, 2021.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	5/1/21	10/31/21	Period	10/31/21	Period

LeaderShares® Activist Leaders® ETF	0.75%	$1,000.00	$1,013.76	$2.64	$1,022.58	$2.65
LeaderShares® AlphaFactor® Tactical Focused ETF	0.99%	$1,000.00	$1,015.22	$2.49	$1,022.74	$2.50
LeaderShares® AlphaFactor® US Core Equity ETF	0.75%	$1,000.00	$1,017.19	$3.81	$1,021.42	$3.82
LeaderShares® Equity Skew ETF	0.75%	$1,000.00	$1,013.96	$3.81	$1,021.42	$3.82

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	6/28/21	10/31/21	Period	10/31/21	Period

LeaderShares® Dynamic Yield ETF	0.75%	$1,000.00	$1,000.45	$2.57	$1,014.55	$2.59

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (125) divided by the number of days in the fiscal year (365).

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2021

Approval of Advisory Agreement

LeaderShares Dynamic Yield ETF

At a meeting held on June 15, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the LeaderShares Dynamic Yield ETF (“DYLD” or the “Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s proposed advisory fees and overall expenses with those of comparable funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of other funds with similar investment strategies to those of the Fund.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreement with the Trust with respect to DYLD, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for DYLD and their background and experience; a summary of the financial condition of Redwood; an overview of Redwood’s compliance program, including its business continuity and cybersecurity policies, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2021

regarding risk management processes and liquidity management; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and independent reports prepared by Broadridge, an independent third party data provider, analyzing the proposed fees and expenses of DYLD as compared to other ETFs with similar investment strategies.

In reaching its conclusions with respect to the nature and quality of services to be provided by Redwood under the Advisory Agreement, the Board considered its regular review of Redwood’s asset management, risk management, operations, and compliance experience in connection with Redwood’s existing suite of funds. The Board noted that the Trust’s CCO has reviewed Redwood’s compliance policies and procedures and had discussed the operation of Redwood’s compliance program, including recent additions Redwood had made to improving its operations, and that his conclusions regarding Redwood’s compliance program continue to find that Redwood’s compliance program is reasonably designed to ensure compliance with federal securities laws.

With respect to DYLD, the Board considered that the Fund’s proposed investment strategy and the efficiencies Redwood would gain from managing a fund with this particular investment strategy. The Board considered Redwood’s operational track record with its other funds, including its experience with actively managed ETFs and with funds that use derivatives to execute their strategies, and determined that Redwood had the requisite experience and sophistication to manage DYLD’s investment strategy. In considering the nature, extent, and quality of the services provided by Redwood, the Board also took into account its knowledge, acquired through multiple discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to DYLD and that the nature, overall quality and extent of the management services provided by Redwood has been satisfactory.

Performance. The Board considered the Adviser’s discussion of its experience with respect to the proposed strategy of the Fund and that the Adviser did not currently run a comparable fund but had experience with a similar strategy within certain of its model portfolios. The Board noted that although no comparable returns had been provided for consideration with respect to DYLD, based on Redwood’s experience and expertise, Redwood could be expected to operate the Fund’s investment strategy. The Board concluded that Redwood’s overall historical performance was satisfactory, and that Redwood was expected to obtain acceptable level of investment returns for shareholders of DYLD.

Fees and Expenses. Regarding the costs of the services provided by Redwood with respect to DYLD, the Board considered a comparison of DYLD’s unitary fee and net operating expense ratio to those of the funds in its Peer Group. The Board noted that Redwood charged a unitary fee of 0.75% (exclusive of brokerage fees and commissions, taxes, borrowing costs such as dividend expense on securities sold short and interest, fees and expenses of other investment companies in which DYLD might invest, extraordinary or non-recurring expenses, and DYLD’s allocated pro-

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2021

rata portion of fees and expenses of the Independent Trustees and their legal counsel). The Board noted that DYLD’s unitary fee and estimated total operating expenses were above the median of its Peer Group but were not the highest in its Peer Group. The Board took into account Redwood’s discussion of DYLD’s estimated expenses and specifically Redwood’s review of certain comparable funds in the Peer Group that they believed did not provide an applicable strategy comparison to DYLD because they were primarily high yield bond funds and not actively managed and/or tactical fixed income funds, and that if those funds were excluded, DYLD’s unitary fee would be lower than the mean and median of the fees and expenses of the remaining Peer Group. The Board concluded that the advisory fee of DYLD is consistent with Redwood’s fees for its other tactical strategy ETFs and is not unreasonable.

Profitability. The Board considered Redwood’s anticipated profitability and whether these expected profits are reasonable in light of the services to be provided to DYLD. The Board reviewed a profitability analysis prepared by Redwood based on projected asset levels of DYLD and considered the anticipated net profits of Redwood after its expenses were deducted from the unitary fee. The Board noted the direct and indirect costs of operating DYLD in that analysis and concluded that Redwood’s estimated profitability from its relationship with the Fund was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of DYLD as it grew and whether fee levels reflected these economies. The Board noted that DYLD’s current advisory fee does not include breakpoints. The Board also noted the unitary fee structure of the Fund. The Board concluded that, at current and projected asset levels for the initial term of the Advisory Agreement with respect to DYLD, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future.

Other Benefits . The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with DYLD. The Board considered that Redwood expected to use DYLD as one of the components of model portfolios it builds for its clients and that DYLD would reduce trading and custodial costs for its clients using its models. The Board noted that Redwood did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with DYLD.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreement with respect to DYLD, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an initial two-year term was in the best interests of DYLD and its future shareholders.

In considering the Advisory Agreement’s approval, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) . The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2021

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	10	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); iCapital KKR Private Markets Fund (since 2014); and Carlyle Tactical Private Credit Fund (since March 2018)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	10	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); iCapital KKR Private Markets Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman, McGowan PLLC (legal services) (Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services) (2010-2016)	10	iCapital KKR Private Markets Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean and Professor (since 2019) Illinois Institute of Technology; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017-2018), Professor (2016-2019), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	10	iCapital KKRPrivate Markets Fund (since 2014); Centerstone Investors Trust (2016-2021)

*	Information is as of October 31, 2021.

**	As of October 31, 2021, the Trust was comprised of 24 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. [The Funds do not hold themselves out as related to any other series within the Trust, except for the Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund, which are also advised by the Fund’s Adviser.]

10/31/2021 – Two Roads v2

LeaderShares® ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2021

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012-present); Vice President (2004 to 2012); Ultimus Fund Solutions LLC	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Ultimus Fund Solutions LLC (since 2015); Assistant Vice President, Ultimus Fund Solutions LLC (2011-2014)	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Vice President Since Sep. 2018 Secretary Since 2013	Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions LLC, (since February 2020); Senior Vice President Legal Administration, Ultimus Fund Solutions LLC (April 2017 to February 2020); Vice President and Counsel (April 2016 – 2017) and AVP and Staff Attorney (September 2012 –March 2016).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of October 31, 2021.

**	As of October 31, 2021, the Trust was comprised of 24 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. [The Funds do not hold themselves out as related to any other series within the Trust, except for the Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund, which are also advised by the Fund’s Adviser.]

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-733-3863.

10/31/2021 – Two Roads v2

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-480-757-4277 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-480-757-4277.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

LEADERSHARES-AR21

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Mark Gersten is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr Gersten is independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2021	2020
LeaderShares AlphaFactor US Core Equity ETF	$16,250	$15,500
LeaderShares Activist Leaders ETF	$16,500	$10,500
LeaderShares AlphaFactor Tactical Focused ETF	$16,500	$10,500
LeaderShares Equity Skew ETF	$16,500	$15,500
LeaderShares Dynamic Yield ETF	$16,250	N/A

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2021	2020
LeaderShares AlphaFactor US Core Equity ETF	$3,200	$3,050
LeaderShares Activist Leaders ETF	$3,200	$3,050
LeaderShares AlphaFactor Tactical Focused ETF	$3,200	$3,050
LeaderShares Equity Skew ETF	$3,200	$3,050

LeaderShares Dynamic Yield ETF $3,200 N/A

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended October 31, 2021.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended October 31, 2021 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: January 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: January 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: January 10, 2022